TAXES OTHER THAN INCOME TAX - CITY CONSTRUCTION TAX (Details)	4 Months Ended	8 Months Ended
	Apr. 30, 2016	Dec. 31, 2016
Disclosure of city construction tax and resources tax [line items]
Applicable tax rate		6.00%
Minimum
Disclosure of city construction tax and resources tax [line items]
Business tax rate	3.00%
Maximum
Disclosure of city construction tax and resources tax [line items]
Business tax rate	5.00%